Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Method
The Compensation Committee (and Compensation Subcommittee) generally grants awards under the Company’s long-term equity incentive program in the first quarter of each fiscal year to incentivize the executive officers to deliver on the Company’s strategic objectives for the new fiscal year and the Company endeavors to avoid timing such grants around the filing of period reports or current reports that may contain material non-public information. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.